Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents		$ 17,884,684	$ 43,396,977
Restricted cash
Accounts receivable, net		990,913
Due from related party
Advances to suppliers, net		1,290,551	16,546,521
Inventories, net		82,820
Other current assets		554,578	1,001,637
Total Current Assets		20,803,546	60,945,135
Non-Current Assets:
Intangible Assets, net		29,889,164
Right-of-use assets		41,235
Total Non-Current Assets		29,930,399
TOTAL ASSETS		50,733,945	60,945,135
Current Liabilities:
Short-term loan
Accounts payable		866,929	17,532
Contract liabilities		5,689	425,833
Lease liabilities		17,758
Tax Payable			795
Accrued expenses and other current liabilities		425,215	232,004
Total Current Liabilities		1,315,591	676,164
Non-Current Liabilities:
Due to related parties			1,291,608
Lease liabilities		23,477
Total Non-Current Liabilities		23,477	1,291,608
TOTAL LIABILITIES		1,339,068	1,967,772
Commitment and Contingencies
SHAREHOLDERS’ EQUITY
Ordinary Shares, no par value, unlimited shares authorized; 156,434 and 31,682 shares issued and outstanding as of December 31, 2025 and December 31, 2024 respectively	[1]
Additional paid-in capital		101,235,450	92,707,344
Accumulated deficit		(46,623,779)	(28,033,030)
Accumulated other comprehensive loss		(5,216,794)	(5,298,505)
EQUITY ATTRIBUTABLE TO OWNERS OF MEIWU TECHNOLOGY COMPANY LIMITED		49,394,877	59,375,809
Non-controlling interests			(398,446)
TOTAL SHAREHOLDERS’ EQUITY		49,394,877	58,977,363
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 50,733,945	$ 60,945,135

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of at a ratio of 1-for-20 effective on April 1, 2025 (Note 11) and 1-for-100 effective on April 6, 2026 (Note 16).